S000072753 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
William Blair China Growth Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	24.25%	10.34%	(24.28%)	(32.43%)